RELATED PARTY TRANSACTIONS	12 Months Ended
Feb. 28, 2015
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

During the year ended February 28, 2014, we paid a shareholder an aggregate of $110,000 of consulting fees for financial advisory services and issued to the same shareholder 6,667 options with an exercise price of $48.75 on April 5, 2013.

During the year ended February 28, 2015, we paid a shareholder an aggregate of $40,000 of consulting fees for financial advisory services.